5. Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
DisclosureLoansAndAllowanceForLoanLossesTablesAbstract
Composition of net loans
	2013	2012
Real Estate Secured:
Residential 1-4 family	$ 175,860	$ 167,777
Multifamily	20,592	17,348
Construction and Land Loans	18,509	19,161
Commercial, Owner Occupied	71,459	64,504
Commercial, Non-owner occupied	37,117	35,536
Second mortgages	7,934	9,298
Equity lines of credit	7,884	8,287
Farmland	9,322	11,180
	348,677	333,091

Secured (other) and unsecured
Personal	20,472	22,358
Commercial	31,575	31,927
Agricultural	3,376	3,372
	55,423	57,657

Overdrafts	304	297

	404,404	391,045
Less:
Allowance for loan losses	6,825	7,449
Net deferred fees	618	547
	7,443	7,996

Loans, net	$ 396,961	$ 383,049

Analysis of past due loans

The following table is an analysis of past due loans as of December 31, 2013:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 3,219	$ 1,805	$ 2,699	$ 7,723	$ 168,137	$ 175,860	$ -
Equity lines of credit	-	-	318	318	7,566	7,884	-
Multifamily	-	97	-	97	20,495	20,592	-
Farmland	38	-	129	167	9,155	9,322	-
Construction, Land Development, Other Land Loans	303	117	1,615	2,035	16,474	18,509	-
Commercial Real Estate- Owner Occupied	665	26	1,610	2,301	69,158	71,459	-
Commercial Real Estate- Non Owner Occupied	234	2,257	637	3,128	33,989	37,117	-
Second Mortgages	341	3	56	400	7,534	7,934	-
Non Real Estate Secured
Personal	357	177	146	680	20,096	20,776	2
Commercial	1,344	121	266	1,731	29,844	31,575	-
Agricultural	29	-	-	29	3,347	3,376	-

Total	$ 6,530	$ 4,603	$ 7,476	$ 18,609	$ 385,795	$ 404,404	$ 2

The following table is an analysis of past due loans as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$ 4,894	$ 956	$ 4,029	$ 9,879	$ 157,898	$ 167,777	$ -
Equity lines of credit	-	-	-	-	8,287	8,287	-
Multifamily	-	-	-	-	17,348	17,348	-
Farmland	133	28	129	290	10,890	11,180	-
Construction, Land Development, Other Land Loans	209	78	1,953	2,240	16,921	19,161	-
Commercial Real Estate- Owner Occupied	221	21	2,888	3,130	61,374	64,504	-
Commercial Real Estate- Non Owner Occupied	239	2,115	290	2,644	32,892	35,536	-
Second Mortgages	374	9	495	878	8,420	9,298	-
Non Real Estate Secured
Personal	307	155	56	518	22,137	22,655	6
Commercial	402	205	526	1,133	30,794	31,927	-
Agricultural	3	-	-	3	3,369	3,372	-

Total	$ 6,782	$ 3,567	$ 10,366	$ 20,715	$ 370,330	$ 391,045	$ 6

Schedule of non-accrual loans

The following is a summary of non-accrual loans at December 31, 2013:

Amount
Real Estate Secured
Residential 1-4 Family	$ 2,890
Multifamily	-
Construction and Land Loans	1,694
Commercial-Owner Occupied	3,005
Commercial- Non Owner Occupied	2,429
Second Mortgages	92
Equity Lines of Credit	318
Farmland	146
Secured (other) and Unsecured
Personal	144
Commercial	266
Agricultural	-

Total	$ 10,984

The following is a summary of non-accrual loans at December 31, 2012:

Amount
Real Estate Secured
Residential 1-4 Family	$ 4,213
Multifamily	-
Construction and Land Loans	1,953
Commercial-Owner Occupied	2,888
Commercial- Non Owner Occupied	290
Second Mortgages	495
Equity Lines of Credit	-
Farmland	129
Secured (other) and Unsecured
Personal	50
Commercial	526
Agricultural	-

Total	$ 10,544

Credit Risk Profile by Internally Assigned Grade

Credit Risk Profile by Internally Assigned Grade –December 31, 2013

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	33,137	-	823	3,425	5,831	1,495
Satisfactory	90,569	15,419	4,128	8,123	27,712	15,153
Acceptable	38,958	3,049	3,699	3,733	22,007	11,148
Special Mention	4,678	2,124	6	1,652	6,823	2,507
Substandard	8,518	-	666	1,576	8,620	6,814
Doubtful	-	-	-	-	466	-

Total	$ 175,860	$ 20,592	$ 9,322	$ 18,509	$ 71,459	$ 37,117

Credit Risk Profile by Internally Assigned Grade –December 31, 2012

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	34,201	994	1,001	3,768	5,016	1,168
Satisfactory	81,500	12,328	3,589	5,765	25,485	14,539
Acceptable	35,202	2,731	6,078	6,059	19,683	11,048
Special Mention	4,481	890	9	1,698	5,686	2,353
Substandard	12,393	405	503	1,871	8,634	6,428
Doubtful	-	-	-	-	-	-

Total	$ 167,777	$ 17,348	$ 11,180	$ 19,161	$ 64,504	$ 35,536

Credit Risk Profile based on payment activity

Credit Risk Profile based on payment activity – December 31, 2013

	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 20,630	$ 15,444	$ 31,309	$ 3,376
Nonperforming (>90 days past due)	146	374	266	-

Total	$ 20,776	$ 15,818	$ 31,575	$ 3,376

Credit Risk Profile based on payment activity - December 31, 2012

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$ 22,599	$ 17,090	$ 31,401	$ 3,372
Nonperforming (>90 days past due)	56	495	526	-

Total	$ 22,655	$ 17,585	$ 31,927	$ 3,372

Impaired loans

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 6,042	$ 6,042	$ -	$ 6,300	$ 198
Equity lines of credit	364	364	-	182	6
Multifamily	-	-	-	-	-
Farmland	483	483	-	391	11
Construction, Land Development, Other Land Loans	1,694	1,694	-	1,677	1
Commercial Real Estate- Owner Occupied	5,393	5,393	-	5,201	173
Commercial Real Estate- Non Owner Occupied	6,454	6,454	-	4,943	250
Second Mortgages	62	62	-	191	3
Non Real Estate Secured
Personal	53	53	-	31	3
Commercial	96	96	-	82	5
Agricultural	-	-	-	10	-

Total	$ 20,641	$ 20,641	$ -	$ 19,008	$ 650

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 3,026	$ 3,026	$ 394	$ 3,756	$ 145
Equity lines of credit	38	38	38	19	1
Multifamily	-	-	-	202	-
Farmland	200	200	25	201	8
Construction, Land Development, Other Land Loans	-	-	-	-	-
Commercial Real Estate- Owner Occupied	3,528	3,528	630	3,113	72
Commercial Real Estate- Non Owner Occupied	4,581	4,581	1,230	3,788	93
Second Mortgages	56	56	45	28	1
Non Real Estate Secured
Personal	133	133	84	77	6
Commercial	924	924	695	791	34
Agricultural	181	181	56	448	4

Total	$ 12,667	$ 12,667	$ 3,197	$ 12,425	$ 364

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$ 6,559	$ 6,559	$ -	$ 7,797	$ 237
Equity lines of credit	-	-	-	-	-
Multifamily	-	-	-	460	-
Farmland	299	299	-	291	15
Construction, Land Development, Other Land Loans	1,660	1.730	-	2,074	40
Commercial Real Estate- Owner Occupied	5,010	5,010	-	7,083	138
Commercial Real Estate- Non Owner Occupied	3,432	3,432	-	4,146	136
Second Mortgages	321	321	-	456	14
Non Real Estate Secured
Personal	9	9	-	20	1
Commercial	68	68	-	1,257	5
Agricultural	20	20	-	10	1

Total	$ 17,378	$ 17,448	$ -	$ 23,594	$ 587

December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$ 4,486	$ 4,486	$ 491	$ 4,146	$ 165
Equity lines of credit	-	-	-	-	-
Multifamily	405	405	5	526	17
Farmland	203	203	2	255	13
Construction, Land Development, Other Land Loans	-	-	-	1,269	-
Commercial Real Estate- Owner Occupied	2,698	2,698	369	2,342	15
Commercial Real Estate- Non Owner Occupied	2,995	2,995	494	3,739	88
Second Mortgages	-	-	-	54	-
Non Real Estate Secured
Personal	22	22	1	48	2
Commercial	658	658	585	757	15
Agricultural	716	735	232	358	68

Total	$ 12,183	$ 12,202	$ 2,179	$ 13,494	$ 383

Troubled debt restructurings

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2013.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,395	1,395
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	1	1,395	1,395

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	2	1,264	1,264
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	5	8,687	8,687
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	7	9,951	9,951

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	3	500	500
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	55	55
Commercial Real Estate- Owner Occupied	1	552	552
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	36	36
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	71	71
Agricultural	3	755	755

Total	10	1,969	1,969
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	18	13,315	13,315

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2012.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	1	729	729
Equity lines of credit
Multifamily
Farmland	1	137	137
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	83	83
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	949	949
Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family	12	1,732	1,724
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	4,557	4,501
Commercial Real Estate- Non Owner Occupied	5	9,470	9,383
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	19	15,759	15,608

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	411	407
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	732	725
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer	1	28	28
Business Commercial
Agricultural	1	129	129

Total	4	1,300	1,289
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment
Total Restructurings	26	18,008	17,846

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Recorded Investment

Residential 1-4 family (Interest Only)	1	729	729
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Interest Only)	1	84	84
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	813	813

Allowance for loan losses and the recorded investment in loans by loan category

Twelve months ended December 31, 2013	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Provision for Credit Losses	166	(137)	(471)	42	748	126	23	8	366	117	332	1,320
Charge-offs	452	-	127	52	408	134	3	40	444	420	-	2,080
Recoveries	(19)	-	(5)	-	-	-	-	-	(75)	(37)	-	(136)
Net Charge-offs	433	-	122	52	408	134	3	40	369	383	-	1,944
Ending Balance December 31, 2013	975	143	230	1,029	1,415	153	50	65	483	1,264	1,018	6,825
Ending Balance: Individually evaluated for impairment	394	-	-	630	1,230	45	38	25	84	751	-	3,197
Ending Balance: Collectively Evaluated for Impairment	581	143	230	399	185	108	12	40	399	513	1,018	3,628
Loans:
Ending Balance: Individually Evaluated for Impairment	9,068	-	1,694	8,921	11,035	118	402	683	490	1,201	-	33,612
Ending Balance: Collectively Evaluated for Impairment	166,792	20,592	16,815	62,538	26,082	7,816	7,482	8,639	20,286	33,750	-	370,792
Ending Balance: December 31, 2013	$175,860	$20,592	$18,509	$71,459	$37,117	$7,934	$7,884	$9,322	$20,776	$34,951	-	$404,404

Twelve months ended December 31, 2012	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Provision for Credit Losses	47	49	(858)	511	856	(123)	(16)	(237)	101	356	272	958
Charge-offs	584	246	518	686	183	90	23	4	453	594	-	3,381
Recoveries	(161)	-	(453)	(5)	(2)	(3)	-	(2)	(74)	(148)	-	(848)
Net Charge-offs	423	246	65	681	181	87	23	2	379	446	-	2,533
Ending Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Ending Balance: Individually evaluated for impairment	491	5	-	369	494	-	-	2	1	817	-	2,179
Ending Balance: Collectively Evaluated for Impairment	751	275	823	670	581	161	30	95	485	713	686	5,270
Loans:
Ending Balance: Individually Evaluated for Impairment	11,045	405	1,660	7,708	6,427	321	-	502	328	1,462	-	29,858
Ending Balance: Collectively Evaluated for Impairment	156,732	16,943	17,501	56,796	29,109	8,977	8,287	10,678	22,327	33,837	-	361,187
Ending Balance: December 31, 2012	$167,777	$17,348	$19,161	$64,504	$35,536	$9,298	$8,287	$11,180	$22,655	$35,299	-	$391,045